Taxation (Details) - Schedule of recognized tax benefits deferred tax - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	SFr (125,865)	SFr (147,149)
Recognized in Profit or Loss	(21,620)	21,284
Exchange Differences	5,001
Closing Balance	(142,484)	(125,865)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance		91,851
Recognized in Profit or Loss		384,512
Closing Balance		476,363
Intangible assets [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	(252,174)	(212,844)
Recognized in Profit or Loss	199,056	(39,330)
Recognized in Equity
Exchange Differences	1,204
Closing Balance	(51,914)	(252,174)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	(350,054)
Recognized in Profit or Loss	350,054	(350,054)
Recognized in Equity
Exchange Differences
Closing Balance		(350,054)
Other receivables [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance
Recognized in Profit or Loss	(127,000)
Recognized in Equity
Exchange Differences	4,551
Closing Balance	(122,449)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	476,363
Recognized in Profit or Loss	(443,730)
Exchange Differences	(754)
Closing Balance	SFr 31,879
Derivative financial asset [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance		(26,156)
Recognized in Profit or Loss		26,156
Recognized in Equity
Closing Balance